Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 79,866	$ 7,685	$ 25,843
Restricted cash included in other long-term assets		338	174
Cash and cash equivalents and restricted cash shown in the statement of cash flows	$ 80,098	$ 8,023	$ 26,017